State Street SPDR SP SmallCap 600 ESG ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
State Street SPDR SP SmallCap 600 ESG ETF | State Street SPDR SP SmallCap 600 ESG ETF
Prospectus [Line Items]
Annual Return [Percent]	9.68%	17.55%